Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmented information
Other assets (non-current)	$ 31,085	$ 44,628
Property, plant and equipment	87,123	97,285
Exploration and evaluation, net of tax credits	86,258	70,135	$ 55,126
Revenues	4,560	31,625
Cost of sales	(4,777)	(32,292)
Other operating costs	(39,760)	(28,560)
General and administrative	(27,314)	(40,070)
Exploration and evaluation	(274)	(1,769)
Impairment of assets	(5,741)	(138,371)
Operating loss	(73,306)	(209,437)
Evaluation and Development Assets
Segmented information
Other assets (non-current)	31,085	44,628
Mining interest	506,670	451,695
Property, plant and equipment	87,123	97,285
Exploration and evaluation, net of tax credits	86,258	70,135
Total non-current assets	711,136	663,743
Canada
Segmented information
Revenues	293	7,896
Cost of sales	(224)	(7,695)
Other operating costs	(21,561)	(23,547)
General and administrative	(23,760)	(29,701)
Exploration and evaluation	(13)	(1,567)
Impairment of assets	(4,894)
Operating loss	(50,159)	(54,614)
Canada | Evaluation and Development Assets
Segmented information
Other assets (non-current)	10,864	15,794
Mining interest	440,458	391,324
Property, plant and equipment	57,358	61,012
Exploration and evaluation, net of tax credits	4,464	3,747
Total non-current assets	513,144	471,877
Mexico
Segmented information
Revenues		8,814
Cost of sales		(9,983)
Other operating costs	(10,760)	(4,836)
General and administrative	(36)	(2,040)
Exploration and evaluation	(261)	(202)
Impairment of assets		5,278
Operating loss	(11,057)	(2,969)
Mexico | Evaluation and Development Assets
Segmented information
Other assets (non-current)	15,499	20,728
Mining interest	23,368	21,432
Property, plant and equipment	9,425	13,479
Total non-current assets	48,292	55,639
USA
Segmented information
Revenues	4,267	14,915
Cost of sales	(4,553)	(14,614)
Other operating costs	(7,439)	(177)
General and administrative	(3,518)	(8,329)
Impairment of assets	(847)	(143,649)
Operating loss	(12,090)	(151,854)
USA | Evaluation and Development Assets
Segmented information
Other assets (non-current)	4,722	8,106
Mining interest	42,844	38,939
Property, plant and equipment	20,340	22,794
Exploration and evaluation, net of tax credits	81,794	66,388
Total non-current assets	$ 149,700	$ 136,227